Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies [Text Block]
COMMITMENTS AND CONTINGENCIES

Operating Leases
We lease buildings, equipment and automobiles under operating leases. Rental expense was $8.2 million, $9.0 million, and $7.2 million for the years ended December 31, 2015, 2014, and 2013, respectively. The total future commitments under operating leases as of December 31, 2015 were $11.5 million, of which $10.5 million is noncancellable. Our operating lease obligations as of December 31, 2015 were as follows:

	Payments Due By Period
	Total	2016	2017	2018	2019	2020	Thereafter
In millions
Operating leases	$11.5	$6.5	$2.2	$1.5	$1.3	$—	$—

Purchase Obligations and Commitments
In connection with the sale of the Merano, Italy facilities in December 2014 as discussed in Note 4, we signed a long-term supply contract with the buyer to purchase certain committed quantities of products totaling EUR 26 million through 2024. Expected future purchase commitments pertaining to this long-term supply contract are included in the following table.
Our unconditional purchase obligations with terms greater than one year as of December 31, 2015 were as follows:

	Payments Due By Period
	Total	2016	2017	2018	2019	2020	Thereafter
In millions
Unconditional purchase obligations	$48.1	$11.6	$9.9	$6.1	$5.5	$4.9	$10.1

Indemnification
We have agreed to indemnify some of our semiconductor customers against claims of infringement of the intellectual property rights of others in our sales contracts with these customers. Historically, we have not paid any claims under these indemnification obligations, and we do not have any pending indemnification claims as of December 31, 2015 and 2014.

Legal Proceedings
We are involved in various legal proceedings, claims, investigations, and other legal matters which arise in the ordinary course of business. Although it is not possible to predict the outcome of these matters, we believe that the ultimate outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on our financial position, cash flows, or results of operations.